Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Period End Date	Dec. 31, 2021
Document Shell Company Report	false
Entity File Number	001-38178
Entity Registrant Name	ZEALAND PHARMA A/S
Entity Incorporation, State or Country Code	G7
Entity Address, Address Line One	Sydmarken 11
Entity Address, Postal Zip Code	2860 Søborg
Entity Address, City or Town	Copenhagen
Entity Address, Country	DK
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
ICFR Auditor Attestation Flag	false
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001674988
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	EY Godkendt Revisionspartnerselskab	Deloitte
Auditor Firm ID	1757	1294
Auditor Location	Copenhagen, Denmark	Copenhagen, Denmark
American Depositary Shares, each representing one ordinary share
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one ordinary share, DKK
Trading Symbol	ZEAL
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	519,232
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	1 nominal value per shareOrdinary shares, DKK
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	43,634,142
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Sydmarken 11
Entity Address, Postal Zip Code	2860 Søborg
Entity Address, City or Town	Copenhagen
Entity Address, Country	DK
Contact Personnel Name	Emmanuel Dulac
City Area Code	45
Local Phone Number	88 77 36 00
Contact Personnel Fax Number	+45 88 77 38 98